Goodwill and Other Intangible Assets - Changes in Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Goodwill and Other Intangible Assets [Roll Forward]
Amortizing Intangible Assets, Beginning Balance		$ 285	$ 350
Amortization of Intangible Assets		(67)	(65)
Finite-Lived Intangible Assets, Other Charges	[1]	0	0
Finite-lived Intangible Assets Acquired	[2]	137	0
Amortizing Intangible Assets, Other		0	0
Amortizing Intangible Assets, Ending Balance		355	285
Other Non-Amortizing Intangible Assets, Beginning Balance		148	148
Indefinite-lived Intangible Assets, Other Charges	[1]	(22)	0
Indefinite-lived Intangible Assets Acquired	[2]	1,124	0
Indefinite-lived Intangible Assets, Period Increase (Decrease)		4	0
Other Non-Amortizing Intangible Assets, Ending Balance		1,254	148
Intangible assets other than goodwill, Beginning Balance		433	498
Amortization of Intangible Assets		(67)	(65)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	[2]	1,261	0
Increase (Decrease) in Intangible Assets, Current		4	0
Intangible assets other than goodwill, Ending Balance		$ 1,609	$ 433

[1]	See Note 2 or further details relating to the deconsolidation of Horseshoe Baltimore.
[2]	See Note 4 for further details relating to the acquisition of OpCo.